CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 159,467	$ 19,303
Restricted cash	9,979	11,425
Accounts receivable, net	23,774	16,969
Amounts due from related parties	0	5,000
Prepaid expenses and other current assets	33,120	8,083
Total current assets	226,340	60,780
Vessels, net	2,852,570	1,041,138
Deposits for vessels acquisitions	46,335	0
Other long-term assets	48,168	18,850
Deferred dry dock and special survey costs, net	69,882	37,045
Investment in affiliates	0	26,158
Amounts due from related parties	35,245	0
Intangible assets	100,422	2,000
Notes receivable, net of current portion	0	8,013
Operating lease assets	244,337	13,285
Total non-current assets	3,396,959	1,146,489
Total assets	3,623,299	1,207,269
Current liabilities
Accounts payable	21,062	6,299
Accrued expenses	12,889	4,781
Deferred revenue	23,921	3,185
Operating lease liabilities, current portion	18,292	1,173
Amounts due to related parties	64,204	35,979
Current portion of financial liabilities, net	82,291	6,277
Current portion of long-term debt, net	172,846	195,558
Total current liabilities	395,505	253,252
Operating lease liabilities, net	225,512	11,980
Unfavorable lease terms	122,481	0
Long-term financial liabilities, net	465,633	56,481
Long-term debt, net	640,939	228,541
Deferred revenue	3,504	2,185
Total non-current liabilities	1,458,069	299,187
Total liabilities	1,853,574	552,439
Commitments and contingencies	0	0
Partners' capital:
Common Unitholders (30,197,087 and 11,345,187 units issued and outstanding at December 31, 2021 and December 31, 2020, respectively)	1,743,717	652,013
General Partner (622,555 and 237,822 units issued and outstanding at December 31, 2021 and December 31, 2020, respectively)	26,008	2,817
Total partners' capital	1,769,725	654,830
Total liabilities and partners' capital	$ 3,623,299	$ 1,207,269